WARRANT LIABILITY (Details)	4 Months Ended
Dec. 31, 2020 $ / shares
Class of Warrant or Right [Line Items]
Minimum threshold written notice period for redemption of public warrants	30 days
Warrants
Class of Warrant or Right [Line Items]
Maximum period after business combination in which to file registration statement	20 days
Period of time within which registration statement is expected to become effective	60 days
Public Warrants
Class of Warrant or Right [Line Items]
Warrant exercise period condition one	30 days
Warrant exercise period condition two	one year
Share price trigger used to measure dilution of warrant	$ 9.20
Percentage of gross new proceeds to total equity proceeds used to measure dilution of warrant	60
Warrant exercise price adjustment multiple	115
Warrant redemption price adjustment multiple	180
Restrictions on transfer period of time after business combination completion	30 days
Public Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
Class of Warrant or Right [Line Items]
Warrant redemption condition minimum share price	$ 18.00
Redemption price per public warrant (in dollars per share)	$ 0.01
Threshold trading days for redemption of public warrants	20 days
Threshold consecutive trading days for redemption of public warrants	30 days
Public Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $10.00
Class of Warrant or Right [Line Items]
Warrant redemption condition minimum share price	$ 10.00
Redemption price per public warrant (in dollars per share)	$ 0.10
Threshold trading days for redemption of public warrants	20 days
Threshold consecutive trading days for redemption of public warrants	30 days